SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
SEGMENT DISCLOSURES [Text Block]

22. SEGMENT DISCLOSURES

The Company's operating segments are based on internal management reports that are reviewed by the Company's executives (the chief operating decision makers) in assessing performance. The Company has three operating mining segments which are located in Mexico, Guanaceví, Bolañitos, and El Compas, the El Cubo mine which is on care and maintenance, as well as Exploration and Corporate segments. The Exploration segment consists of projects in the exploration and evaluation phases in Mexico and Chile. Exploration projects that are in the local district surrounding a mine are included in the mine's segmet

December 31, 2020
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Total

Cash and cash equivalents	$23,370	$489	$25,456	$6,069	$4,579	$1,120	$61,083
Other Investments	4,767	—	—	—	—	—	4,767
Accounts and other receivables	1,475	184	6,573	9,321	1,949	642	20,144
Income tax receivable	—	5	15	12	—	20	52
Inventories	—	—	9,252	4,645	2,461	282	16,640
Prepaid expenses	1,095	122	731	202	20	114	2,284
Non-current deposits	76	—	306	135	—	74	591
Deferred financing costs	294	—	—	—	—	—	294
Non-current IVA receivable	—	854	1,475	—	—	347	2,676
Deferred income tax asset	—	—	9,445	3,308	—	—	12,753
Intangible assets	11	88	134	135	78	46	492
Right-of-use leased assets	649	—	—	105	107	—	861
Mineral property, plant and equipment	309	16,104	40,386	24,445	3,584	3,127	87,955
Total assets	$32,046	$17,846	$93,773	$48,377	$12,778	$5,772	$210,592

Accounts payable and accrued liabilities	$11,008	$802	$10,547	$3,809	$1,018	$580	$27,764
Income taxes payable	4	—	2,367	667	—	—	3,038
Loans payable	439	—	3,105	6,128	—	—	9,672
Lease obligations	982	—	—	112	—	—	1,094
Provision for reclamation and rehabilitation	—	—	2,221	1,978	132	4,545	8,876
Deferred income tax liability	—	—	798	279	—	—	1,077
Total liabilities	$12,433	$802	$19,038	$12,973	$1,150	$5,125	$51,521

December 31, 2019
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Total

Cash and cash equivalents	$13,065	$855	$7,372	$1,700	$353	$23	$23,368
Other Investments	69	—	—	—	—	—	69
Accounts receivables	1,068	2,568	4,574	6,999	4,819	2,922	22,950
Inventories	—	—	7,441	2,426	2,094	1,628	13,589
Prepaid expenses	905	1,029	619	572	25	152	3,302
Non-current deposits	76	—	305	151	—	74	606
Non-current IVA receivable	—	355	824	—	—	869	2,048
Deferred income tax asset	—	—	2,837	4,299	—	—	7,136
Intangible assets	28	160	269	224	137	157	975
Right-of-use leased assets	745	—	—	175	417	—	1,337
Mineral property, plant and equipment	380	13,064	34,006	19,757	17,106	4,020	88,333
Total assets	$16,336	$18,031	$58,247	$36,303	$24,951	$9,845	$163,713

Accounts payable and accrued liabilities	$6,729	$855	$7,079	$2,872	$1,403	$837	$19,775
Income taxes payable	368	—	696	840	—	43	1,947
Loans payable	774	—	2,058	6,043			8,875
Lease obligations	1,050	—	—	188	—	—	1,238
Provision for reclamation and rehabilitation	—	—	2,182	1,848	124	4,249	8,403
Deferred income tax liability	—	—	—	513	169	—	682
Total liabilities	$8,921	$855	$12,015	$12,304	$1,696	$5,129	$40,920

	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Total
	Year ended December 31, 2020
Silver revenue	$—	$—	$65,501	$7,471	$1,761	$—	$74,733
Gold revenue	—	—	17,458	33,970	14,126	—	$65,554
Less: smelting and refining costs	—	—	—	(1,393)	(433)	—	$(1,826)
Total revenue	$—	$—	$82,959	$40,048	$15,454	$—	$138,461

Salaries, wages and benefits:
mining	$—	$—	$5,825	$3,660	$1,430	$—	$10,915
processing	—	—	1,846	1,275	916	—	4,037
administrative	—	—	2,721	2,434	1,142	—	6,297
stock based compensation	—	—	114	108	108	—	330
change in inventory	—	—	(239)	(172)	(219)	—	(630)
Total salaries, wages and benefits	—	—	10,267	7,305	3,377	—	20,949

Direct costs:
mining	—	—	18,324	9,108	3,914	—	31,346
processing	—	—	9,549	3,427	2,204	—	15,180
administrative	—	—	3,461	2,484	1,835	—	7,780
change in inventory	—	—	(794)	(420)	390	—	(824)
Total direct production costs	—	—	30,540	14,599	8,343	—	53,482

Depreciation and depletion:
depreciation and depletion	—	—	9,223	9,341	10,793	—	29,357
change in inventory	—	—	(438)	(394)	(389)	—	(1,221)
Total depreciation and depletion	—	—	8,785	8,947	10,404	—	28,136

Royalties	—	—	7,407	197	550	—	8,154
Write down of inventory to NRV	—	—	—	—	405	—	405

Total cost of sales	$—	$—	$56,999	$31,048	$23,079	$—	$111,126

Care and maintenance costs	—	—	886	832	504	3,011	5,233
Impairment (impairment reversal)	—	—	(2,576)	—	3,000	—	424

Earnings (loss) before taxes	$(12,976)	$(9,756)	$27,650	$8,168	$(11,129)	$(3,011)	$(1,054)

Current income tax expense (recovery)	—	—	2,007	918	68	—	2,993
Deferred income tax expense (recovery)	—	—	(5,811)	774	(169)	—	(5,206)
Total income tax expense (recovery)	—	—	(3,804)	1,692	(101)	—	(2,213)

Net earnings (loss)	$(12,976)	$(9,756)	$31,454	$6,476	$(11,028)	$(3,011)	$1,159

Costs associated with the suspension of operation activities due to COVID-19 have been recognized as care and maintenance costs.

The Exploration segment included $1,799 of costs incurred in Chile for the year ended December 31, 2020 (December 31, 2019 - $2,957).

	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Total
	Year ended December 31, 2019
Silver revenue	$—	$—	$36,062	$10,707	$1,743	$17,542	66,054
Gold revenue	—	—	8,638	21,703	10,589	14,740	55,670
Less: smelting and refining costs	—	—	—	(1,981)	(413)	(1,909)	(4,303)
Total revenue	$—	$—	$44,700	$30,429	$11,919	$30,373	$117,421

Salaries, wages and benefits:
mining	$—	$—	$7,331	$4,871	$468	$5,945	$18,615
processing	—	—	1,764	1,151	566	1,301	4,782
administrative	—	—	2,871	1,993	1,073	2,254	8,191
stock based compensation	—	—	49	49	48	49	195
change in inventory	—	—	(318)	414	53	192	341
Total salaries, wages and benefits	—	—	11,697	8,478	2,208	9,741	32,124

Direct costs:
mining	—	—	20,649	9,715	4,857	9,873	45,094
processing	—	—	7,843	3,384	1,763	2,942	15,932
administrative	—	—	2,699	1,308	672	2,402	7,081
change in inventory	—	—	(861)	906	92	309	446
Total direct production costs	—	—	30,330	15,313	7,384	15,526	68,553

Depreciation and depletion:
depreciation and depletion	—	—	13,869	3,609	6,835	6,960	31,273
change in inventory	—	—	227	22	(213)	186	222
Total depreciation and depletion	—	—	14,096	3,631	6,622	7,146	31,495

Royalties	—	—	1,410	181	291	152	2,034
Write down of inventory to NRV	—	—	—	—	576	—	576

Total cost of sales	$—	$—	$57,533	$27,603	$17,081	$32,565	$134,782

Severance costs	—	—	—	—	—	4,589	4,589

Earnings (loss) before taxes	$(10,053)	$(12,001)	$(12,833)	$2,826	$(5,162)	$(6,781)	$(44,004)

Current income tax expense (recovery)	—	—	551	1,879	137	135	2,702
Deferred income tax expense (recovery)	—	—	3,779	(3,170)	(130)	881	1,360
Total income tax expense (recovery)	—	—	4,330	(1,291)	7	1,016	4,062

Net earnings (loss)	$(10,053)	$(12,001)	$(17,163)	$4,117	$(5,169)	$(7,797)	$(48,066)

The prior period direct processing costs and total revenue have been presented to reflect a change to present revenue net of concentrate smelting and refining costs.